Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products		Goodwill		Other indefinite lived intangible assets		Technology Costs and management systems		Development systems		Other amortizable		Total
Balance as of January 1, 2016	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	3,850	Ps.	683	Ps.	330	Ps.	92,412
Purchases		—		—		—		127		609		2		738
Acquisition from business combinations		9,602		7,856		1,067		247		3		109		18,884
Transfer of completed development systems		—		—		—		304		(304)		—		—
Disposals		—		—		—		(323)		—		(2)		(325)
Effect of movements in exchange rates		8,124		4,689		61		363		(193)		36		13,080
Changes in value on the recognition of inflation effects		1,220		—		—		—		—		—		1,220
Capitalization of borrowing cost		—		—		—		11		—		—		11

Cost as of December 31, 2016	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020

Balance as of January 1, 2017	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020
Purchases		1,288		—		7		179		920		446		2,840
Acquisition from business combinations		9,066		(6,168)		—		6		—		64		2,968
Transfer of completed development systems		—		—		—		412		(412)		—		—
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rates		(2,318)		(1,186)		101		(86)		(15)		(52)		(3,556)
Changes in value on the recognition of inflation effects		(727)		—		—		—		—		175		(552)
Effect Venezuela (Note 3.3)		—		—		—		—		—		(139)		(139)
Capitalization of borrowing cost		—		—		—		—		—		—		—

Cost as of December 31, 2017	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581

Balance as of January 1, 2018	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581
Purchases		—		—		50		226		371		28		675
Acquisition from business combinations		4,602		—		—		26		57		291		4,976
Systems Development		—		—		—		—		—		41		41
Transfer of completed development systems		—		—		—		904		(904)		—		—
Disposals		—		—		—		(5)		—		(93)		(98)
Philippines disposal (Note 5)		(3,882)		—		—		—		—		(596)		(4,478)
Effect of movements in exchange rates		(5, 005)		(2,499)		(352)		(218)		(38)		(31)		(8,143)
Changes in value on the recognition of inflation effects		—		—		—		—		—		57		57
Capitalization of borrowing cost		—		—		—		—		—		—		—

Cost as of December 31, 2018	Ps.	88,362	Ps.	23,729	Ps.	1,054	Ps.	6,023	Ps.	777	Ps.	666	Ps.	120,611

Accumulated amortization
Balances as of January 1, 2016		—		—		—		(1,438)		—		(220)		(1,658)
Amortization expense		—		—		—		(427)		—		(35)		(462)
Disposals		—		—		—		249		—		—		249
Effect of movements in exchange rate		—		—		—		(148)		—		(37)		(185)

Balances as of December 31, 2016		—		—		—		(1,764)		—		(292)		(2,056)
Amortization expense		—		—		—		(605)		—		(42)		(647)
Effect of movements in exchange rate		—		—		—		46		—		184		230
Effect Venezuela (Note 3.3)		—		—		—		—		—		(120)		(120)
Impairment Venezuela		(745)		—		—		—		—		—		(745)

Balances as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(2,323)	Ps.	—	Ps.	(270)	Ps.	(3,338)
Amortization expense		—		—		—		(797)		—		(201)		(998)
Disposals		—		—		—		5		—		93		98
Philippines disposal (Note 5)		—		—		—		—		—		375		375
Effect of movements in exchange rate		—		—		—		141		—		(33)		108
Changes in value on the recognition of inflation effects		—		—		—		(51)		—		(1)		(52)

Cost as of December 31, 2018	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(3,025)	Ps.	—	Ps.	(37)	Ps.	(3,807)

Balance as of December 31, 2016	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	2,815	Ps.	798	Ps.	183	Ps.	123,964

Balance as of December 31, 2017	Ps.	91,902	Ps.	26,228	Ps.	1,356	Ps.	2,767	Ps.	1,291	Ps.	699	Ps.	124,243

Balance as of December 31, 2018	Ps.	87,617	Ps.	23,729	Ps.	1,054	Ps.	2,998	Ps.	777	Ps.	629	Ps.	116,804

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2018		2017
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,853		488
Nicaragua		460		484
Costa Rica		1,417		1,520
Panamá		1,182		1,185
Colombia		4,600		5,824
Uruguay		3,003		—
Brazil		42,153		48,345
Argentina		327		50
Philippines		—		3,882

Total	Ps.	111,347	Ps.	118,130

Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Mexico	7.4%	5.3%	4.0%	1.4%
Guatemala	9.4%	7.5%	3.2%	7.3%
Nicaragua	21.2%	11.0%	6.2%	3.8%
Costa Rica	13.9%	9.2%	4.0%	1.6%

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Panamá	9.2%	7.0%	2.4%	3.0%
Colombia	7.8%	5.2%	3.1%	4.0%
Brazil	10.7%	6.6%	3.8%	1.7%
Argentina	19.6%	11.3%	21.9%	2.7%

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
Mexico	7.3%	5.3%	3.7%	2.2%
Guatemala	13.9%	10.7%	4.7%	7.1%
Nicaragua	16.6%	10.6%	5.0%	4.9%
Costa Rica	11.5%	7.8%	3.3%	2.7%
Panama	8.3%	6.5%	2.3%	3.4%
Colombia	9.1%	6.6%	3.1%	3.2%
Brazil	9.7%	6.2%	4.1%	1.3%
Argentina	11.0%	7.3%	10.7%	3.1%
Philippines	9.7%	5.9%	3.6%	3.4%

Sumamry of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.3%	-1.0%	Passes by 5.0x
Guatemala	+0.7%	-1.0%	Passes by 18.4x
Nicaragua	+0.3%	-0.3%	Passes by 1.0x
Costa Rica	+1.7%	-1.0%	Passes by 1.9x
Panama	+0.3%	-1.0%	Passes by 6.9x
Colombia	+0.6%	-1.0%	Passes by 3.9x
Brazil	+1.1%	-1.0%	Passes by 1.3x
Argentina	+6.1%	-1.0%	Passes by 8.9x

(1)	Compound Annual Growth Rate (CAGR)